Loans and amounts due from credit institutions (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash equivalents [abstract]
Short-term transactions and low risk of change in its value	R$ 5,821,573	R$ 2,028,581	R$ 3,445,846